Long-Term Debt - Additional Information (Details) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Federal Home Loan Bank and Federal Reserve Bank
Debt Instrument [Line Items]
Unused borrowing capacity	$ 215.8	$ 114.8